Business Combinations	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations

7.Business Combinations

During 2012, we completed four business combinations within the Roto-Rooter segment for $5.9 million in cash to increase our market penetration in Bend, Oregon, Boise, Idaho, Shreveport, Louisiana and Ft. Lauderdale, Florida.  We made no acquisitions with the VITAS segment during 2012.  The purchase price of these acquisitions was allocated as follows (in thousands):

Identifiable intangible assets	$373
Goodwill	5,094
Other assets and liabilities - net	433
$5,900

On April 29, 2011, our VITAS segment completed an acquisition of the operating assets of Family Comfort Hospice which is based in Alabama.  This acquisition adds three central Alabama locations serving ten counties to VITAS’ network of hospice programs.  We made no acquisitions within the Roto-Rooter segment during 2011.  The purchase price of this acquisition is allocated as follows (in thousands):

Working capital	$382
Identifiable intangible assets	951
Goodwill	2,320
Other assets and liabilities - net	11
$3,664

During 2010, we completed four business combinations within the Roto-Rooter segment for $9.5 million in cash to increase our market penetration in Kansas City, Missouri, St. Louis, Missouri, Jefferson City, Missouri and Spokane Washington.  We made no acquisitions within the VITAS segment during 2010.  The purchase price of these acquisitions was allocated as follows (in thousands):

Working capital	$268
Identifiable intangible assets	589
Goodwill	8,225
Other assets and liabilities - net	387
$9,469

            The unaudited pro forma results of operations, assuming purchase business combinations completed in 2012 and 2011 were completed on January 1, 2011, do not materially impact the accompanying consolidated financial statements.  The results of operations of each of the above business combinations are included in our results of operations from the date of the respective acquisition.